Annual Total Returns - Class A	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INVESCO Global Core Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	15.25%	16.47%	21.79%	(22.20%)	15.68%	12.63%	24.53%	(14.90%)	22.83%	6.70%
Invesco Global Small Cap Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	22.00%	2.63%	14.29%	(16.25%)	24.27%	9.60%	15.23%	(15.21%)	28.29%	8.61%
Invesco International Small Company Fund
Prospectus [Line Items]
Annual Return [Percent]	25.83%	(2.62%)	14.12%	(11.27%)	18.38%	10.16%	18.44%	(18.67%)	33.42%	8.79%
INVESCO Small Cap Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	7.78%	17.79%	15.96%	(20.60%)	20.02%	27.29%	26.13%	(15.16%)	13.58%	11.72%